Loan-to-Value Analysis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan	$ 6,230,064	$ 6,152,961
Mortgage Receivable
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan	6,200,697	6,129,542
Mortgage loan, loan to value percentage	100.00%	100.00%
Mortgage Receivable | Less than 50%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan	2,025,011	1,735,242
Mortgage loan, loan to value percentage	32.70%	28.30%
Mortgage Receivable | 50% To 60%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan	1,668,987	1,859,780
Mortgage loan, loan to value percentage	26.90%	30.30%
Mortgage Receivable | 60% To 70%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan	1,622,171	1,124,262
Mortgage loan, loan to value percentage	26.20%	18.30%
Mortgage Receivable | 70% To 80%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan	477,096	960,158
Mortgage loan, loan to value percentage	7.70%	15.70%
Mortgage Receivable | 80% To 90%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan	168,964	205,356
Mortgage loan, loan to value percentage	2.70%	3.40%
Mortgage Receivable | 90% To 100%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan		95,890
Mortgage loan, loan to value percentage		1.60%
Mortgage Receivable | Greater than 100%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan	238,468	148,854
Mortgage loan, loan to value percentage	3.80%	2.40%
Residential Mortgage
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan	578	1,042
Mortgage loan, loan to value percentage	100.00%	100.00%
Residential Mortgage | Less than 50%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan	578	1,042
Mortgage loan, loan to value percentage	100.00%	100.00%
Mortgage loans
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan	6,201,275	6,130,584
Mortgage loan, loan to value percentage	100.00%	100.00%
Mortgage loans | Less than 50%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan	2,025,589	1,736,284
Mortgage loan, loan to value percentage	32.70%	28.30%
Mortgage loans | 50% To 60%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan	1,668,987	1,859,780
Mortgage loan, loan to value percentage	26.90%	30.30%
Mortgage loans | 60% To 70%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan	1,622,171	1,124,262
Mortgage loan, loan to value percentage	26.20%	18.30%
Mortgage loans | 70% To 80%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan	477,096	960,158
Mortgage loan, loan to value percentage	7.70%	15.70%
Mortgage loans | 80% To 90%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan	168,964	205,356
Mortgage loan, loan to value percentage	2.70%	3.30%
Mortgage loans | 90% To 100%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan		95,890
Mortgage loan, loan to value percentage		1.60%
Mortgage loans | Greater than 100%
Financing Receivable, Recorded Investment [Line Items]
Mortgage loan	$ 238,468	$ 148,854
Mortgage loan, loan to value percentage	3.80%	2.50%